Investments Accounted for Using the Equity Method - Combined Financial Information of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 7,301,010	¥ 7,347,294
Non-current assets	13,160,455	13,071,828
Total assets	20,461,465	20,419,122	¥ 19,349,164
Current liabilities	5,790,088	5,981,124
Non-current liabilities	6,385,354	5,872,208
Total liabilities	12,175,442	11,853,332
Total equity	8,286,023	8,565,790		¥ 7,569,626
Sales revenue	14,931,009	15,888,617	15,361,146
Profit for the year	509,932	676,286	1,128,639
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,206,002	1,205,736
Non-current assets	1,133,425	1,123,372
Total assets	2,339,427	2,329,108
Current liabilities	611,551	621,552
Non-current liabilities	229,485	221,781
Total liabilities	841,036	843,333
Total equity	1,498,391	1,485,775
Sales revenue	2,673,718	2,834,777	2,764,386
Profit for the year	78,347	153,253	111,235
Affiliates [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	49,706	53,449
Non-current assets	28,071	31,464
Total assets	77,777	84,913
Current liabilities	21,337	24,307
Non-current liabilities	3,844	4,414
Total liabilities	25,181	28,721
Total equity	52,596	56,192
Sales revenue	160,557	170,750	168,229
Profit for the year	8,094	8,654	11,115
Affiliates [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,146,286	1,143,390
Non-current assets	1,083,789	1,069,087
Total assets	2,230,075	2,212,477
Current liabilities	587,533	594,494
Non-current liabilities	224,505	216,199
Total liabilities	812,038	810,693
Total equity	1,418,037	1,401,784
Sales revenue	2,505,819	2,657,023	2,589,380
Profit for the year	69,339	143,833	99,119
Affiliates [member] | Life creation and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	10,010	8,897
Non-current assets	21,565	22,821
Total assets	31,575	31,718
Current liabilities	2,681	2,751
Non-current liabilities	1,136	1,168
Total liabilities	3,817	3,919
Total equity	27,758	27,799
Sales revenue	7,342	7,004	6,777
Profit for the year	914	766	1,001
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	1,072,520	1,393,450
Non-current assets	488,041	497,451
Total assets	1,560,561	1,890,901
Current liabilities	949,597	1,123,061
Non-current liabilities	61,189	93,031
Total liabilities	1,010,786	1,216,092
Total equity	549,775	674,809
Sales revenue	4,280,687	4,572,205	4,542,303
Profit for the year	328,603	371,154	404,731
Joint ventures [member] | Motorcycle business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	201,170	210,818
Non-current assets	114,106	119,749
Total assets	315,276	330,567
Current liabilities	181,772	192,951
Non-current liabilities	11,483	10,842
Total liabilities	193,255	203,793
Total equity	122,021	126,774
Sales revenue	791,250	746,385	701,676
Profit for the year	63,819	54,230	56,733
Joint ventures [member] | Automobile business [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	867,758	1,179,520
Non-current assets	373,274	377,019
Total assets	1,241,032	1,556,539
Current liabilities	766,635	929,071
Non-current liabilities	49,058	81,316
Total liabilities	815,693	1,010,387
Total equity	425,339	546,152
Sales revenue	3,483,024	3,819,913	3,835,476
Profit for the year	264,216	316,491	347,661
Joint ventures [member] | Life creation and other businesses [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	3,592	3,112
Non-current assets	661	683
Total assets	4,253	3,795
Current liabilities	1,190	1,039
Non-current liabilities	648	873
Total liabilities	1,838	1,912
Total equity	2,415	1,883
Sales revenue	6,413	5,907	5,151
Profit for the year	¥ 568	¥ 433	¥ 337